INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2022	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) — 88.6%
AEROSPACE AND DEFENSE — 3.9%
561,101	TransDigm, Inc., Tranche E Refinancing Term Loan, 1st Lien, LIBOR USD 1 Month + 2.250%, 05/30/25	539,886
484,228	TransDigm, Inc., Tranche F Refinancing Term Loan, 1st Lien, LIBOR USD 1 Month + 2.250%, 12/09/25	465,116
241,866	TransDigm, Inc., Tranche G Refinancing Term Loan, 1st Lien, LIBOR USD 1 Month + 2.250%, 08/22/24	236,389

		1,241,391

BUILDING AND DEVELOPMENT — 2.6%
595,455	Brookfield WEC Holdings, Inc., Initial Term Loan (2021), 1st Lien, LIBOR USD 1 Month + 2.750%, 08/01/25	570,823
298,528	CP Atlas Buyer, Inc., Term B Loan, LIBOR USD 1 Month + 3.750%, 11/23/27	261,511

		832,334

BUSINESS EQUIPMENT AND SERVICES — 7.4%
197,980	Asplundh Tree Expert, Term Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 09/07/27	193,437
547,120	Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp.), Initial Term Loan, LIBOR USD 3 Month + 4.250%, 06/21/24	478,665
297,744	Cengage Learning, Inc. Term B Loan, 1st Lien, LIBOR USD 3 Month + 4.750%, 07/14/26	270,343
600,000	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Term Loan, LIBOR USD 1 Month + 2.500%, 03/01/24	598,917
298,496	CHG Healthcare Services, Inc., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.500%, 09/29/28	287,395

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
BUSINESS EQUIPMENT AND SERVICES (continued)
400,000	Intrado Corp., Initial Term B Loan, LIBOR USD 3 Month + 4.000%, 10/10/24 (b)	345,096
224,326	William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien, LIBOR USD 1 Month + 2.750%, 05/18/25	214,652

		2,388,505

CABLE AND SATELLITE TELEVISION — 7.3%
396,875	Charter Communications Operating, LLC, Term B-1 Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 04/30/25	390,779
398,974	Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 02/01/27	384,843
296,971	Diamond Sports Group, LLC, Term Loan, 1st Lien, LIBOR USD 1 Month + 3.250%, 08/24/26	59,394
591,500	DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien, LIBOR USD 1 Month + 5.000%, 08/02/27	552,499
500,000	Telenet Financing USD, LLC, Term Loan AR Facility, 1st Lien, LIBOR USD 1 Month + 2.000%, 04/30/28	475,625
500,000	Ziggo Financing Partnership, Term Loan I Facility, 1st Lien, LIBOR USD 1 Month + 2.500%, 04/30/28	478,250

		2,341,390

CARGO TRANSPORT — 1.2%
395,939	Genesee & Wyoming, Inc., Term Loan, 1st Lien, LIBOR USD 3 Month + 2.000%, 12/30/26	386,041

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2022	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
COMPUTERS AND ELECTRONICS — 2.4%
293,814	MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.500%, 09/13/24	280,845
496,164	UKG, Inc., Initial Term Loan, 1st Lien, LIBOR USD 1 Month + 3.750%, 05/04/26	474,457

		755,302

CONGLOMERATES — 0.7%
247,500	MPH Acquisition Holdings, LLC, Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 4.250%, 09/01/28	229,441

CONSUMER PRODUCTS — 1.8%
500,000	Berry Global, Inc., Term Z Loan, LIBOR USD 1 Month + 1.750%, 07/01/26	485,268
239,151	Revlon Consumer Products Corp., 2016 Term Loan, 1st Lien, LIBOR USD 3 Month + 3.500%, 09/07/23 (c)	98,799

		584,067

CONTAINERS & GLASS PRODUCTS — 3.1%
500,000	Clydesdale Acquisition Holdings, Inc. Term B Loan, 1st Lien, SOFR 3 Month + 4.250%, 04/13/29 (b)	473,057
249,369	Graham Packaging Co., Inc., Initial Term Loan, LIBOR USD 3 Month + 3.000%, 08/04/27 (b)	238,259
297,750	Pretium PKG Holdings, Inc., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 4.000%, 10/02/28	268,422

		979,738

ELECTRONICS/ELECTRICAL — 10.7%
397,678	Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, LIBOR USD 1 Month + 3.750%, 10/02/25	377,947

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
ELECTRONICS/ELECTRICAL (continued)
196,000	Epicor Software Corp. (fka Eagle Parent Inc.), Term C Loan, 1st Lien, LIBOR USD 1 Month + 3.250%, 07/30/27	184,210
239,795	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Tranche B-2 Term Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 02/15/24	237,817
398,000	Mitchell International, Inc., Initial Term Loan, 1st Lien, LIBOR USD 1 Month + 3.750%, 10/15/28	361,782
495,000	Polaris Newco, LLC, Dollar Term Loan, 1st Lien, LIBOR USD 1 Month + 4.000%, 06/02/28	458,083
348,250	Proofpoint, Inc., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.250%, 08/31/28	327,886
299,242	Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien, LIBOR USD 3 Month + 2.750%, 02/15/28 (b)	215,175
696,491	RealPage, Inc., Initial Term Loan, 1st Lien, LIBOR USD 1 Month + 3.250%, 04/24/28	654,315
251,831	SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1st Lien, LIBOR USD 1 Month + 2.750%, 02/05/24	247,839
200,000	UPC Financing Partnership, LIBOR USD 3 Month + 2.925%, 01/31/29	191,500
197,990	Zelis Cost Management Buyer, Inc., Term B-1 Loan, 1st Lien, LIBOR USD 1 Month + 3.500%, 09/30/26	191,308

		3,447,862

FINANCIAL INTERMEDIARIES — 4.4%
545,780	American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan, 1st Lien, LIBOR USD 1 Month + 2.000%, 01/15/27	530,192

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2022	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
FINANCIAL INTERMEDIARIES (continued)
246,875	Edelman Financial Engines Center, LLC, The, Initial Term Loan (2021), 1st Lien, LIBOR USD 1 Month + 3.500%, 04/07/28	227,229
297,668	Focus Financial Partners, LLC, Tranche B-3 Term Loan, 1st Lien, LIBOR USD 1 Month + 2.000%, 07/03/24	290,929
400,000	Madison IAQ LLC, Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.250%, 06/21/28 (b)	370,642

		1,418,992

FOOD SERVICE — 1.5%
497,403	IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien, LIBOR USD 1 Month + 2.750%, 02/05/25	481,779

GAMING/LEISURE — 3.0%
439,835	Crown Finance U.S., Inc., Initial Dollar Tranche Term Loan, LIBOR USD 3 Month + 2.500%, 02/28/25	189,619
297,683	Station Casinos, LLC, Term B-1 Facility Loan, 1st Lien, LIBOR USD 1 Month + 2.250%, 02/08/27	285,496
499,956	UFC Holdings, LLC, Term B-3 Loan, 1st Lien, LIBOR USD 3 Month + 3.000%, 04/29/26	481,832

		956,947

HEALTHCARE — 6.3%
494,911	DaVita, Inc., Tranche B-1 Term Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 08/12/26	471,645
498,677	Elanco Animal Health Incorporated, Term Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 08/01/27	475,251
1,150,380	Envision Healthcare Corp., Initial Term Loan, 1st Lien, LIBOR USD 1 Month + 3.750%, 10/10/25	328,267

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
HEALTHCARE (continued)
422,875	Grifols Worldwide Operations Ltd., Dollar Tranche B Term Loan, 1st Lien, LIBOR USD 1 Month + 2.000%, 11/15/27	402,349
356,290	Jazz Pharmaceuticals Public Ltd. Co., Initial Dollar Term Loan, 1st Lien, LIBOR USD 1 Month + 3.500%, 05/05/28	345,060

		2,022,572

HEALTHCARE, EDUCATION AND CHILDCARE — 1.5%
197,990	Phoenix Guarantor, Inc., Tranche B-3 Term Loan, 1st Lien, LIBOR USD 1 Month + 3.500%, 03/05/26	188,630
297,750	U.S. Anesthesia Partners, Inc., Initial Term Loan, 1st Lien, LIBOR USD 1 Month + 4.250%, 10/01/28	280,524

		469,154

HOME FURNISHINGS — 0.8%
274,817	Reynolds Consumer Products, LLC, Initial Term Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 02/04/27	265,306

HOTELS, MOTELS, INNS AND GAMING — 0.8%
297,750	Bally’s Corp., Term B Facility Loan, 1st Lien, LIBOR USD 1 Month + 3.250%, 10/02/28	269,732

INSURANCE — 7.5%
299,244	Alliant Holdings Intermediate LLC, Term Loan, LIBOR USD 3 Month + 3.500%, 11/05/27	284,282
398,958	Alliant Holdings Intermediate LLC, Term Loan B, 1st Lien, LIBOR USD 1 Month + 2.750%, 05/09/25	383,249
246,242	AmWINS Group, Inc, Term Loan, 1st Lien, LIBOR USD 1 Month + 2.250%, 02/19/28	236,155

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2022	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
INSURANCE (continued)
398,972	HIG Finance 2 Limited, 2021 Dollar Refinancing Term Loan, 1st Lien, LIBOR USD 3 Month + 3.250%, 11/12/27	381,206
596,970	Hub International Ltd., B-3 Incremental Term Loan, 1st Lien, LIBOR USD 3 Month + 2.750%, 04/25/25	576,189
579,299	Hub International Ltd., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 2.750%, 04/25/25	558,089

		2,419,170

LEISURE GOODS/ACTIVITIES/MOVIES — 0.8%
334,010	AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, LIBOR USD 1 Month + 3.000%, 04/22/26	262,701

LODGING AND CASINOS — 1.9%
398,000	Fertitta Entertainment, LLC, Initial B Term Loan, SOFR 3 Month + 4.000%, 01/27/29	370,347
246,250	Playtika Holding Corp., Term B-1 Loan, 1st Lien, LIBOR USD 1 Month + 2.750%, 03/13/28	236,498

		606,845

MEDIA/TELECOMMUNICATIONS — 4.6%
297,618	Cogeco Communications Finance (USA) L.P., Term B Loan, LIBOR USD 1 Month + 2.000%, 01/03/25	288,615
895,396	Lumen Technologies, Inc., Term B Loan, 1st Lien, LIBOR USD 1 Month + 2.250%, 03/15/27	816,843
396,891	SBA Senior Finance II, LLC, Initial Term Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 04/11/25	386,969

		1,492,427

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
OIL AND GAS — 2.4%
397,975	Buckeye Partners L.P., 2021 Tranche B-1 Term Loan, LIBOR USD 1 Month + 2.250%, 11/01/26	388,771
398,992	CQP Holdco L.P., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.750%, 06/05/28	385,720

		774,491

RETAILERS (EXCEPT FOOD AND DRUG) — 5.9%
594,000	Allied Universal Holdco, LLC (fka USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien, LIBOR USD 1 Month + 3.750%, 05/12/28	523,834
545,712	Harbor Freight Tools USA, Inc., Initial Loan (2021), 1st Lien, LIBOR USD 1 Month + 2.750%, 10/19/27	495,847
296,992	Michaels Companies, Inc. The, Term B Loan, 1st Lien, LIBOR USD 3 Month + 4.250%, 04/15/28	240,564
394,987	Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien, LIBOR USD 3 Month + 2.750%, 09/23/26	383,478
299,227	Staples, Inc., 2019 Refinancing New Term B-1 Loan, LIBOR USD 3 Month + 5.000%, 04/16/26	263,849

		1,907,572

TELECOMMUNICATIONS — 4.0%
595,500	Radiate Holdco, LLC, Amendment No. 6 Term Loan, 1st Lien, LIBOR USD 1 Month + 3.250%, 09/25/26	552,329
889,112	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien, LIBOR USD 1 Month + 3.000%, 03/09/27	747,304

		1,299,633

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2022	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
UTILITIES — 2.1%
197,985	Calpine Corp., 2020 Term Loan, 1st Lien, LIBOR USD 1 Month + 2.500%, 12/16/27	191,830
248,082	Calpine Corp., Term Loan B-10, LIBOR USD 1 Month + 2.250%, 08/12/26	238,655
265,961	Lightstone Holdco, LLC, Extended Term B Loan, SOFR 3 Month + 5.750%, 02/01/27 (b)	244,257
15,042	Lightstone Holdco, LLC, Extended Term C Loan, SOFR 3 Month + 5.750%, 02/01/27 (b)	13,815

		688,557

	Total US Senior Loans (Cost $31,007,965)	28,521,949

Foreign Domiciled Senior Loans (a) — 4.6%
LUXEMBOURG — 1.4%
USD
497,475	Sunshine Luxembourg VII Sarl, Facility B3, LIBOR USD 3 Month + 3.750%, 10/01/26	464,174

NETHERLANDS — 1.2%
USD
397,000	Flutter Entertainment PLC, USD Term Loan, 1st Lien, LIBOR USD 3 Month + 2.250%, 07/21/26	382,708

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (a) (continued)
UNITED KINGDOM — 2.0%
USD
723,164	Misys Limited, Dollar Term Loan, 1st Lien, LIBOR USD 3 Month + 3.500%, 06/13/24	631,322

	Total Foreign Domiciled Senior Loans (Cost $1,599,415)	1,478,204

Cash Equivalent (d) — 11.8%
3,798,962	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 2.850%	3,798,962

	Total Cash Equivalents (Cost $3,798,962)	3,798,962

Total Investments — 105.0%		33,799,115

(Cost $36,406,342)
Other Assets & Liabilities, Net — (5.0)%		(1,608,274)

Net Assets — 100.0%		32,190,841

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of September 30, 2022, the LIBOR USD 1 Month, LIBOR USD 3 Month and LIBOR USD 6 Month rates were 3.143%, 3.755% and 4.232%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation. Full income is not being accrued, although adequate protection payments are being made in certain cases.
(d)	The rate reported is the 7-day effective yield as of September 30, 2022.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2022	Highland/iBoxx Senior Loan ETF

LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Conglomerates	1.4%
Electronics/Electrical	2.0%
Gaming/Leisure	1.2%

4.6%

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2022	Highland/iBoxx Senior Loan ETF

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three portfolios that are currently being offered, each of which is non-diversified. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined to have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2022	Highland/iBoxx Senior Loan ETF

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of September 30, 2022, the Fund’s investments consisted mainly of senior loans. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2022	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the levels of inputs used to value the Fund’s assets as of September 30, 2022 is as follows:

	Total Fair Value at 09/30/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$28,521,949	$—	$28,521,949	$—
Foreign Domiciled Senior Loans*	1,478,204	—	1,478,204	—
Cash Equivalent*	3,798,962	3,798,962	—	—

Total	$33,799,115	$3,798,962	$30,000,153	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

Amounts designated as “—” are $0.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.

HFI-QH-001-1900